CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Parenthetical) $ in Thousands			12 Months Ended
		Dec. 08, 2022	Dec. 31, 2021 USD ($)	Jun. 09, 2021
Statement of Stockholders' Equity [Abstract]
Exchange ratio				10.28
Reverse stock split ratio		0.1
Offering expenses	[1]		$ 3,300

[1]	(2) Amounts as of September 30, 2022 and before that date differ from those published in our prior condensed consolidated financial statements as they were retrospectively adjusted as a result of the Reverse Stock Split (as described below in Note 1, Organization and Business). Specifically, the number of common shares outstanding during periods before the Reverse Stock Split are divided by the exchange ratio of 10:1, such that each ten shares of common stock were combined and reconstituted into one share of common stock effective December 8, 2022.